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                            JOHN HANCOCK


Prospectus 7.24.02          Tax-free income funds


                            California Tax-Free Income Fund

                            High Yield Municipal Bond Fund
                            formerly High Yield Tax Free Fund

                            Massachusetts Tax-Free Income Fund

                            New York Tax-Free Income Fund

                            Tax-Free Bond Fund

    [LOGO](R)
------------------
JOHN HANCOCK FUNDS

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents
--------------------------------------------------------------------------------

A fund-by-fund summary            California Tax-Free Income Fund              4
of goals, strategies, risks,
performance and expenses.         High Yield Municipal Bond Fund               6

                                  Massachusetts Tax-Free Income Fund           8

                                  New York Tax-Free Income Fund               10

                                  Tax-Free Bond Fund                          12

Policies and instructions for     Your account
opening, maintaining and
closing an account in any         Choosing a share class                      14
tax-free income fund.
                                  How sales charges are calculated            14

                                  Sales charge reductions and waivers         15

                                  Opening an account                          15

                                  Buying shares                               16

                                  Selling shares                              17

                                  Transaction policies                        19

                                  Dividends and account policies              19

                                  Additional investor services                20

Further information on the        Fund details
tax-free income funds.
                                  Business structure                          21

                                  Management biographies                      22

                                  Financial highlights                        23


                                  For more information                back cover

Overview
--------------------------------------------------------------------------------

JOHN HANCOCK TAX-FREE INCOME FUNDS

These funds seek to offer income that is exempt from federal and, in some cases, state and local income tax. Each fund has its own strategy and its own risk profile. Each fund invests primarily in municipal securities exempt from federal (and in some funds, state) income tax as well as the federal alternative minimum tax. However, a portion of a tax-free fund's income may be subject to these taxes.

WHO MAY WANT TO INVEST

These funds may be appropriate for investors who:
o are in higher income brackets
o want regular monthly income
o are interested in lowering their income tax burden
o pay California, Massachusetts or New York income tax
 (state-specific funds)

Tax-free income funds may NOT be appropriate if you:
o are not subject to a high level of state or federal income tax
o are seeking an investment for a tax-deferred retirement account
o are investing for maximum return over a long time horizon
o require absolute stability of your principal

RISKS OF MUTUAL FUNDS

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

THE MANAGEMENT FIRM


All John Hancock tax-free income funds are managed by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. and as of March 31, 2002 managed approximately $29 billion in assets.


FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[Clip Art] Goal and strategy
The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[Clip Art] Main risks
The major risk factors associated with the fund.

[Clip Art] Past performance
The fund's total return, measured year-by-year and over time.

[Clip Art] Your expenses
The overall costs borne by an investor in the fund, including sales charges and annual expenses.

California Tax-Free Income Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks a high level of current income, consistent with preservation of capital, that is exempt from federal and California personal income taxes. In pursuing this goal, the fund normally invests at least 80% of its assets in securities of any maturity exempt from federal and California personal income taxes. Most of these securities are investment-grade when purchased, but the fund may invest up to 20% of assets in junk bonds rated BB/Ba and their unrated equivalents.

In managing the portfolio, the management team uses top-down research to assess general credit trends and identify promising market sectors. To select securities for long-term investment, the team uses a strategy designed to find undervalued bonds, based on research into specific municipal issuers, their creditworthiness and the structure of their bonds.

The management team commonly seeks out revenue bonds, which are repaid from income tied to specific facilities such as power plants. The team also favors bonds with limitations on whether they can be called, or redeemed, by the issuer before maturity. This enables the team to minimize the effect of declining interest rates on the fund's income.

The fund may make limited use of certain derivatives (investments whose value is based on indexes or other securities), especially in managing its exposure to interest rate risk.

In abnormal circumstances, the fund may temporarily invest more than 20% of its assets in taxable investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns


2002 return as of 6-30-02: 3.34%
Best quarter: Q1 '95, 9.25%
Worst quarter: Q1 '94, -6.58%


After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds.


--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
 1992    1993    1994    1995    1996    1997    1998    1999    2000    2001
 9.05%  13.59%  -9.29%  21.91%   4.48%  10.13%   6.65%  -2.84%  11.26%   3.87%

--------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending
12-31-01
--------------------------------------------------------------------------------
                                                1 year  5 year  10 year  Life of
                                                                         Class C
Class A before tax                              -0.77%   4.72%    6.07%    --
Class A after tax on distributions              -0.77%   4.71%    5.92%    --
Class A after tax on distributions, with sale    1.40%   4.80%    5.90%    --
Class B before tax                              -1.85%   4.57%    5.77%    --
Class C before tax (began 4-1-99)                0.98%     --       --   2.74%
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index             5.13%   5.98%    6.63%  4.87%

MAIN RISKS

[Clip Art] The major factor in this fund's performance is interest rates. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk. There is no limit on the fund's average maturity.

Because the fund invests primarily in California issuers, its performance is affected by local, state and regional factors. These may include economic or policy changes, erosion of the tax base, state legislative changes (especially those regarding taxes) and the possibility of credit problems.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, lower-rated bonds have higher credit risks. If certain sectors or investments do not perform as the fund expects, it could under-perform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Revenue bonds could be downgraded or go into default if revenues from their underlying facilities decline, causing the fund to lose money.
o Junk bonds could make the fund more sensitive to market or economic shifts.
o Certain derivatives could produce disproportionate losses.
o In a down market, certain securities and derivatives could become harder to value or to sell at a fair price.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)                  Class A   Class B   Class C
--------------------------------------------------------------------------------
Maximum sales charge (load)                           4.50%     5.00%     2.00%
Maximum front-end sales charge (load) on purchases
as a % of purchase price                              4.50%     none      1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less   none(2)   5.00%     1.00%

--------------------------------------------------------------------------------
Annual operating expenses(3)                         Class A   Class B   Class C
--------------------------------------------------------------------------------
Management fee                                        0.55%     0.55%     0.55%
Distribution and service (12b-1) fees                 0.15%     1.00%     1.00%
Other expenses                                        0.12%     0.12%     0.12%
Total fund operating expenses                         0.82%     1.67%     1.67%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                      Year 1   Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
Class A                                        $530     $700      $885    $1,418
Class B with redemption                        $670     $826    $1,107    $1,750
Class B without redemption                     $170     $526      $907    $1,750
Class C with redemption                        $367     $621      $998    $2,056
Class C without redemption                     $268     $621      $998    $2,056

(1) A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."
(3) Voluntary reduction of distribution and service (12b-1) fees was terminated 12-31-01.

================================================================================

PORTFOLIO MANAGERS

Barry H. Evans, CFA
Joined fund team in 1998

Dianne Sales, CFA
Joined fund team in 1995


Cynthia M. Brown
Joined fund team in 2000


See page 22 for the management biographies.

FUND CODES

Class A      Ticker            TACAX
             CUSIP             41014R108
             Newspaper         CATxFA
             SEC number        811-5979
             JH fund number    53

Class B      Ticker            TSCAX
             CUSIP             41014R207
             Newspaper         CATxFB
             SEC number        811-5979
             JH fund number    153

Class C      Ticker            TCCAX
             CUSIP             41014R306
             Newspaper         --
             SEC number        811-5979
             JH fund number    553

High Yield Municipal Bond Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks a high level of current income that is largely exempt from federal income tax consistent with preservation of capital. In pursuing this goal, the fund normally invests at least 80% of its assets in municipal bonds of any maturity with credit ratings from A to BB/Ba and their unrated equivalents. The fund may also invest up to 5% of assets in bonds rated as low as CC/Ca and their unrated equivalents. Bonds that are in or below the BB/Ba category are considered junk bonds.

In managing the portfolio, the management team uses top-down research to assess general credit trends and identify promising market sectors. To select securities for long-term investment, the team uses a strategy designed to find undervalued bonds, based on research into specific municipal issuers, their creditworthiness and the structure of their bonds.

The management team commonly seeks out revenue bonds, which are repaid from income tied to specific facilities such as power plants. The team also favors bonds with limitations on whether they can be called, or redeemed, by the issuer before maturity. This enables the team to minimize the effect of declining interest rates on the fund's income.

The fund may make limited use of certain derivatives (investments whose value is based on indexes or other securities), especially in managing its exposure to interest rate risk.

In abnormal circumstances, the fund may temporarily invest more than 20% of its assets in taxable investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annualfigures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class B, total returns


2002 total return as of 6-30-02: 3.09%
Best quarter: Q1 '95, 7.64%
Worst quarter: Q1 '94, -4.18%


After-tax returns

After-tax returns are shown for Class B shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds.


--------------------------------------------------------------------------------
Class B calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
  1992    1993    1994    1995    1996    1997    1998    1999    2000    2001
  8.35%  11.57%  -5.70%  18.89%   0.60%   8.81%   4.69%  -4.84%   4.60%   3.70%

--------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending
12-31-01
--------------------------------------------------------------------------------
                                       1 year  5 year  10 year  Life of  Life of
                                                                Class A  Class C
Class A before tax (began 12-31-93)    -0.20%   3.09%     --     3.76%      --
Class B before tax                     -1.22%   2.97%   4.83%      --       --
Class B after tax on distributions     -1.22%   2.97%   4.78%      --       --
Class B after tax on distributions,
with sale                               1.38%   3.42%   5.00%      --       --
Class C before tax (began 4-1-99)       1.63%     --      --       --     0.67%
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index    5.13%   5.98%   6.63%    5.67%    4.87%

MAIN RISKS

[Clip Art] The major factors in this fund's performance are interest rates and credit risk. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk. There is no limit on the fund's average maturity.

Because their issuers are often in relatively weak financial health, junk bonds could make the fund more sensitive to market or economic shifts, and to the risk of default of a particular bond. In general, investors should expect fluctuations in share price, yield and total return that are above average for bond funds. The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain sectors or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund invests in securities with additional risks, these risks could increase volatility or reduce performance:

o Revenue bonds could be downgraded or go into default if revenues from their underlying facilities decline, causing the fund to lose money.
o If the fund invests heavily in securities from a given state or region, its performance could be disproportionately affected by political or demographic factors in that state or region.
o Certain derivatives could produce disproportionate losses.
o In a down market, certain securities and derivatives could become harder to value or to sell at a fair price.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)                  Class A   Class B   Class C
--------------------------------------------------------------------------------
Maximum sales charge (load)                            4.50%     5.00%     2.00%
Maximum front-end sales charge (load) on purchases
as a % of purchase price                               4.50%     none      1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less    none(2)   5.00%     1.00%

--------------------------------------------------------------------------------
Annual operating expenses                            Class A   Class B   Class C
--------------------------------------------------------------------------------
Management fee                                         0.60%     0.60%     0.60%
Distribution and service (12b-1) fees                  0.25%     1.00%     1.00%
Other expenses                                         0.23%     0.23%     0.23%
Total fund operating expenses                          1.08%     1.83%     1.83%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                      Year 1   Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
Class A                                        $555     $778    $1,019    $1,708
Class B with redemption                        $686     $876    $1,190    $1,951
Class B without redemption                     $186     $576      $990    $1,951
Class C with redemption                        $383     $670    $1,080    $2,226
Class C without redemption                     $284     $670    $1,080    $2,226

(1) A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

================================================================================

PORTFOLIO MANAGERS

Barry H. Evans, CFA
Joined fund team in 1998

Dianne Sales, CFA
Joined fund team in 1995


Cynthia M. Brown
Joined fund team in 2000


See page 22 for the management biographies.

FUND CODES

Class A      Ticker            JHTFX
             CUSIP             41013Y302
             Newspaper         HiYTxFA
             SEC number        811-5968
             JH fund number    59

Class B      Ticker            TSHTX
             CUSIP             41013Y401
             Newspaper         HiYTxFB
             SEC number        811-5968
             JH fund number    159

Class C      Ticker            JCTFX
             CUSIP             41013Y500
             Newspaper         --
             SEC number        811-5968
             JH fund number    559

Massachusetts Tax-Free Income Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks a high level of current income, consistent with preservation of capital, that is exempt from federal and Massachusetts personal income taxes.

In pursuing this goal, the fund normally invests at least 80% of its assets in securities of any maturity exempt from federal and Massachusetts personal income taxes. Most of these securities have credit ratings of A or higher when purchased, but the fund may invest up to 33.3% of assets in securities rated as low as BB/Ba and their unrated equivalents. Bonds that are in or below the BB/Ba category are considered junk bonds.

In managing the portfolio, the management team uses top-down research to assess general credit trends and identify promising market sectors. To select securities for long-term investment, the team uses a strategy designed to find undervalued bonds, based on research into specific municipal issuers, their creditworthiness and the structure of their bonds.

The management team commonly seeks out revenue bonds, which are repaid from income tied to specific facilities such as power plants. The team also favors bonds with limitations on whether they can be called, or redeemed, by the issuer before maturity. This enables the team to minimize the effect of declining interest rates on the fund's income. The fund is non-diversified and may invest more than 5% of assets in securities of a single issuer.

The fund may make limited use of certain derivatives (investments whose value is based on indexes or other securities), especially in managing its exposure to interest rate risk.

In abnormal circumstances, the fund may temporarily invest more than 20% of its assets in taxable investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns


2002 total return as of 6-30-02: 4.28%
Best quarter: Q1 '95,
6.69% Worst quarter: Q1 '94, -6.07%


After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds.

*As of 9-30-96.


--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
  1992    1993    1994    1995    1996    1997    1998    1999    2000    2001
  9.50%  12.71%  -5.51%  16.36%   4.27%   9.34%   7.06%  -4.24%  11.74%   4.35%

--------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending
12-31-01
--------------------------------------------------------------------------------
                                       1 year  5 year 10 year   Life of  Life of
                                                                Class B  Class C
Class A before tax                     -0.35%   4.54%   5.85%      --       --
Class A after tax on distributions     -0.35%   4.53%   5.78%      --       --
Class A after tax on distributions,
with sale                               1.58%   4.66%   5.76%      --       --
Class B before tax (began 10-3-96)     -1.36%   4.43%     --     4.86%      --
Class C before tax (began 4-1-99)       1.62%     --      --       --     2.83%
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index    5.13%   5.98%   6.63%    5.98%*   4.87%

MAIN RISKS

[Clip Art] The major factor in this fund's performance is interest rates. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk. There is no limit on the fund's average maturity.

Because the fund invests primarily in Massachusetts issuers, its performance is affected by local, state and regional factors. These may include economic or policy changes, erosion of the tax base, state legislative changes (especially those affecting taxes) and the possibility of credit problems.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, lower-rated bonds have higher credit risks. If certain sectors or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund invests in securities with additional risks, these risks could increase volatility or reduce performance:

o Revenue bonds could be downgraded or go into default if revenues from their underlying facilities decline, causing the fund to lose money.
o If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.
o Junk bonds could make the fund more sensitive to market or economic shifts.
o Certain derivatives could produce disproportionate losses.
o In a down market, certain securities and derivatives could become harder to value or to sell at a fair price.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)                  Class A   Class B  Class C
--------------------------------------------------------------------------------
Maximum sales charge (load)                            4.50%     5.00%    2.00%
Maximum front-end sales charge (load) on purchases
as a % of purchase price                               4.50%     none     1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less    none(2)   5.00%    1.00%

--------------------------------------------------------------------------------
Annual operating expenses                            Class A   Class B  Class C
--------------------------------------------------------------------------------
Management fee                                         0.50%     0.50%    0.50%
Distribution and service (12b-1) fees                  0.30%     1.00%    1.00%
Other expenses                                         0.25%     0.25%    0.25%
Total fund operating expenses                          1.05%     1.75%    1.75%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                      Year 1   Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
Class A                                        $552     $769    $1,003    $1,675
Class B with redemption                        $678     $851    $1,149    $1,878
Class B without redemption                     $178     $551      $949    $1,878
Class C with redemption                        $375     $646    $1,039    $2,142
Class C without redemption                     $276     $646    $1,039    $2,142

(1) A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

================================================================================

PORTFOLIO MANAGERS

Barry H. Evans, CFA
Joined fund team in 1998

Dianne Sales, CFA
Joined fund team in 1995


Cynthia M. Brown
Joined fund team in 2000


See page 22 for the management biographies.

FUND CODES

Class A      Ticker            JHMAX
             CUSIP             410229207
             Newspaper         MATxFA
             SEC number        811-5079
             JH fund number    77

Class B      Ticker            JHMBX
             CUSIP             410229405
             Newspaper         --
             SEC number        811-5079
             JH fund number    177

Class C      Ticker            JMACX
             CUSIP             410229603
             Newspaper         --
             SEC number        811-5079
             JH fund number    577

New York Tax-Free Income Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks a high level of current income consistent with preservation of capital that is exempt from federal, New York State and New York City personal income taxes.

In pursuing this goal, the fund normally invests at least 80% of its assets in securities of any maturity exempt from federal and New York personal income taxes. Most of these securities have credit ratings of A or higher when purchased, but the fund may invest up to 33.3% of assets in bonds rated as low as BB/Ba and their unrated equivalents. Bonds that are in or below the BB/Ba category are considered junk bonds.

In managing the portfolio, the management team uses top-down research to assess general credit trends and identify promising market sectors. To select securities for long-term investment, the team uses a strategy designed to find undervalued bonds, based on research into specific municipal issuers, their creditworthiness and the structure of their bonds.

The management team commonly seeks out revenue bonds, which are repaid from income tied to specific facilities such as power plants. The team also favors bonds with limitations on whether they can be called, or redeemed, by the issuer before maturity. This enables the team to minimize the effect of declining interest rates on the fund's income. The fund is non-diversified and may invest more than 5% of assets in securities of a single issuer.

The fund may make limited use of certain derivatives (investments whose value is based on indexes or other securities), especially in managing its exposure to interest rate risk.

In abnormal circumstances, the fund may temporarily invest more than 20% of its assets in taxable investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns

2002 total return as of 6-30-02: 4.42%
Best quarter: Q1 '95,
6.65% Worst quarter: Q1 '94, -5.54%

After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds.

*As of 9-30-96.


--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
  1992    1993    1994    1995    1996    1997    1998    1999    2000    2001
  9.45%  13.78%  -6.48%  17.09%   3.65%   9.50%   6.28%  -4.39%  13.10%   3.80%

--------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending
12-31-01
--------------------------------------------------------------------------------
                                       1 year  5 year 10 year   Life of  Life of
                                                                Class B  Class C
Class A before tax                     -0.84%   4.52%   5.84%      --       --
Class A after tax on distributions     -0.84%   4.47%   5.75%      --       --
Class A after tax on distributions,
with sale                               1.27%   4.62%   5.74%      --       --
Class B before tax (began 10-3-96)     -1.89%   4.41%     --     4.73%      --
Class C before tax (began 4-1-99)       1.08%     --      --       --     3.06%
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index    5.13%   5.98%   6.63%    5.98%*   4.87%

MAIN RISKS

[Clip Art] The major factor in this fund's performance is interest rates. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk. There is no limit on the fund's average maturity.

Because the fund invests primarily in New York issuers, its performance is affected by local, state and regional factors. These may include economic or policy changes, erosion of the tax base, state legislative changes (especially those affecting taxes) and the legacy of past credit problems of New York City and other issuers.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, lower-rated bonds have higher credit risks. If certain sectors or investments do not perform as the fund expects, it could under-perform its peers or lose money.

To the extent that the fund invests in securities with additional risks, these risks could increase volatility or reduce performance:

o Revenue bonds could be downgraded or go into default if revenues from their underlying facilities decline, causing the fund to lose money.
o Junk bonds could make the fund more sensitive to market or economic shifts.
o If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.
o Certain derivatives could produce disproportionate losses.
o In a down market, certain securities and derivatives could become harder to value or to sell at a fair price.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)                  Class A   Class B  Class C
--------------------------------------------------------------------------------
Maximum sales charge (load)                            4.50%     5.00%    2.00%
Maximum front-end sales charge (load) on purchases
as a % of purchase price                               4.50%     none     1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less    none(2)   5.00%    1.00%

--------------------------------------------------------------------------------
Annual operating expenses                            Class A   Class B  Class C
--------------------------------------------------------------------------------
Management fee                                         0.50%     0.50%    0.50%
Distribution and service (12b-1) fees                  0.30%     1.00%    1.00%
Other expenses                                         0.31%     0.31%    0.31%
Total fund operating expenses                          1.11%     1.81%    1.81%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                      Year 1   Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
Class A                                        $558     $787    $1,034    $1,741
Class B with redemption                        $684     $869    $1,180    $1,943
Class B without redemption                     $184     $569      $980    $1,943
Class C with redemption                        $381     $664    $1,070    $2,205
Class C without redemption                     $282     $664    $1,070    $2,205

(1) A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

================================================================================

PORTFOLIO MANAGERS

Barry H. Evans, CFA
Joined fund team in 1998

Dianne Sales, CFA
Joined fund team in 1995


Cynthia M. Brown
Joined fund team in 2000


See page 22 for the management biographies.

FUND CODES

Class A      Ticker            JHNYX
             CUSIP             410229306
             Newspaper         NYTxFA
             SEC number        811-5079
             JH fund number    76

Class B      Ticker            JNTRX
             CUSIP             410229504
             Newspaper         --
             SEC number        811-5079
             JH fund number    176

Class C      Ticker            JNYCX
             CUSIP             410229702
             Newspaper         --
             SEC number        811-5079
             JH fund number    576

Tax-Free Bond Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks as high a level of interest income exempt from federal income tax as is consistent with preservation of capital. In pursuing this goal, the fund normally invests at least 80% of its assets in tax-exempt debt obligations of any maturity. Most of these bonds are investment-grade when purchased, but the fund may also invest up to 35% of assets in junk bonds rated BB/Ba or B and their unrated equivalents.

In managing the portfolio, the management team uses top-down research to assess general credit trends and identify promising market sectors. To select securities for long-term investment, the management team uses a strategy designed to find undervalued bonds, based on research into specific municipal issuers, their creditworthiness and the structure of their bonds.

The management team commonly seeks out revenue bonds, which are repaid from income tied to specific facilities such as power plants. The fund may invest up to 25% of assets in private activity bonds.

The management team also favors bonds with limitations on whether they can be called, or redeemed by the issuer before maturity. This enables the team to minimize the effect of declining interest rates on the fund's income.
The fund may make limited use of certain derivatives (investments whose value is based on indexes or other securities), especially in managing its exposure to interest rate risk.

In abnormal circumstances, the fund may temporarily invest more than 20% of its assets in taxable investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns


2002 total return as of 6-30-02: 4.15%
Best quarter: Q1 '95,
8.83% Worst quarter: Q1 `94, -7.06%


After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds.


--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
  1992    1993    1994    1995    1996    1997    1998    1999    2000    2001
 10.94%  15.13%  -9.26%  20.22%   4.15%   9.81%   5.50%  -3.50%  10.40%   2.54%

--------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending
12-31-01
--------------------------------------------------------------------------------
                                                1 year  5 year  10 year  Life of
                                                                         Class C
Class A before tax                              -2.06%   3.87%    5.78%    --
Class A after tax on distributions              -2.08%   3.86%    5.59%    --
Class A after tax on distributions, with sale    0.76%   4.15%    5.69%    --
Class B before tax                              -3.09%   3.71%    5.48%    --
Class C before tax (began 4-1-99)               -0.35%     --       --   1.83%

--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index             5.13%   5.98%    6.63%  4.87%

MAIN RISKS

[Clip Art] The major factors in this fund's performance are interest rates and credit risk. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk. There is no limit on the fund's average maturity.

Junk bonds may make the fund more sensitive to market or economic shifts. The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain sectors or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund invests in other securities with additional risks, these risks could increase volatility or reduce performance:

o If the fund invests heavily in securities from a given state or region, its performance could be disproportionately affected by political or demographic factors in that state or region.
o Revenue bonds could be downgraded or go into default if revenues from their underlying facilities decline, causing the fund to lose money.
o Certain derivatives could produce disproportionate losses.
o In a down market, certain securities and derivatives could become harder to value or to sell at a fair price.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)                  Class A   Class B  Class C
--------------------------------------------------------------------------------
Maximum sales charge (load)                            4.50%     5.00%    2.00%
Maximum front-end sales charge (load) on purchases
as a % of purchase price                               4.50%     none     1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less    none(2)   5.00%    1.00%

--------------------------------------------------------------------------------
Annual operating expenses(3)                         Class A   Class B  Class C
--------------------------------------------------------------------------------
Management fee                                         0.54%     0.54%    0.54%
Distribution and service (12b-1) fees                  0.25%     1.00%    1.00%
Other expenses                                         0.20%     0.20%    0.20%
Total fund operating expenses                          0.99%     1.74%    1.74%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                      Year 1   Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
Class A                                        $546     $751      $972    $1,608
Class B with redemption                        $677     $848    $1,144    $1,853
Class B without redemption                     $177     $548      $944    $1,853
Class C with redemption                        $374     $643    $1,034    $2,131
Class C without redemption                     $275     $643    $1,034    $2,131

(1) A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."
(3) Voluntary reduction of distribution and service (12b-1) fees was terminated 12-31-01.

================================================================================

PORTFOLIO MANAGERS

Barry H. Evans, CFA
Joined fund team in 1998

Dianne Sales, CFA
Joined fund team in 1995


Cynthia M. Brown
Joined fund team in 2000


See page 22 for the management biographies.

FUND CODES

Class A      Ticker            TAMBX
             CUSIP             41013Y104
             Newspaper         TFBdA
             SEC number        811-5968
             JH fund number    52

Class B      Ticker            TSMBX
             CUSIP             41013Y203
             Newspaper         TFBdB
             SEC number        811-5968
             JH fund number    152

Class C      Ticker            TBMBX
             CUSIP             41013Y609
             Newspaper         --
             SEC number        811-5968
             JH fund number    552

Your account

--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------

o A front-end sales charge, as described below.

o Distribution and service (12b-1) fees of 0.15% for California Tax-Free Income, 0.25% for High Yield Municipal Bond and Tax-Free Bond, and 0.30% for Massachusetts Tax-Free Income and New York Tax-Free Income.

--------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------

o No front-end sales charge; all your money goes to work for you right away.

o Distribution and service (12b-1) fees of 1.00%.

o A deferred sales charge, as described at right.

o Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------

o A front-end sales charge, as described at right.

o Distribution and service (12b-1) fees of 1.00%.

o A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

o No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Because 12b-1 fees are paid on an ongoing basis, they may cost shareholders more than other types of sales charges.

Investors purchasing $1 million or more of Class B or Class C shares may want to consider the lower operating expenses of Class A shares.


Your broker/dealer receives a percentage of these sales charges and fees. In addition, John Hancock Funds may pay significant compensation out of its own resources to your broker/dealer.

Your broker/dealer or agent may charge you a fee to effect transactions in fund shares.


--------------------------------------------------------------------------------
HOW SALES CHARGES ARE CALCULATED

Class A and Class C  Sales charges are as follows:

--------------------------------------------------------------------------------
Class A sales charges
--------------------------------------------------------------------------------
                                        As a % of                As a % of your
Your investment                         offering price           investment
Up to $99,999                           4.50%                    4.71%
$100,000 - $249,999                     3.75%                    3.90%
$250,000 - $499,999                     3.00%                    3.09%
$500,000 - $999,999                     2.00%                    2.04%
$1,000,000 and over                     See next column

--------------------------------------------------------------------------------
Class C sales charges
--------------------------------------------------------------------------------
                                        As a % of                As a % of your
Your investment                         offering price           investment
Up to $1,000,000                        1.00%                    1.01%
$1,000,000 and over                     none

Investments of $1 million or more Class A and Class C shares are available with no front-end sales charge. However, there is a contingent deferred sales charge
(CDSC) on any Class A shares sold within one year of purchase, as follows:

--------------------------------------------------------------------------------
CDSC on $1 million+ investments
--------------------------------------------------------------------------------
                                                                 CDSC on shares
Your investment                                                  being sold
First $1M - $4,999,999                                           1.00%
Next $1 - $5M above that                                         0.50%
Next $1 or more above that                                       0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that are not subject to a CDSC.

Class B Shares are offered at their net asset value per share, without any initial sales charge.

Class B and Class C A CDSC may be charged if you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

--------------------------------------------------------------------------------
Class B deferred charges
--------------------------------------------------------------------------------
Years after                                                      CDSC on shares
purchase                                                         being sold
1st year                                                         5.00%
2nd year                                                         4.00%
3rd year                                                         3.00%
4th year                                                         3.00%
5th year                                                         2.00%
6th year                                                         1.00%
After 6th year                                                   none

--------------------------------------------------------------------------------
Class C deferred charges
--------------------------------------------------------------------------------
Years after purchase                                             CDSC
1st year                                                         1.00%
After 1st year                                                   none

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.


14 YOUR ACCOUNT

CDSC calculations are based on the number of shares involved, not on the value of your account. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

--------------------------------------------------------------------------------
SALES CHARGE REDUCTIONS AND WAIVERS

Reducing your Class A sales charges There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

o Accumulation Privilege -- lets you add the value of any Class A shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge. Retirement plans investing $1 million in Class B shares may add that value to Class A purchases to calculate charges.
o Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once.
o Combination Privilege -- lets you combine Class A shares of multiple funds for purposes of calculating the sales charge.

To utilize: complete the appropriate section of your application, or contact your financial representative or Signature Services, or consult the SAI (see the back cover of this prospectus).

Group Investment Program A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments must total at least $250), and individual investors may close their accounts at any time.

To utilize: contact your financial representative or Signature Services to find out how to qualify, or consult the SAI (see the back cover of this prospectus).

CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

o to make payments through certain systematic withdrawal plans
o to make certain distributions from a retirement plan
o because of shareholder death or disability

To utilize: if you think you may be eligible for a CDSC waiver, contact your financial representative or Signature Services, or consult the SAI (see the back cover of this prospectus).

Reinstatement privilege If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds in the same share class of any John Hancock fund within 120 days without a sales charge, as long as Signature Services is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

To utilize: contact your financial representative or Signature Services.

Waivers for certain investors Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

o selling brokers and their employees and sales representatives
o financial representatives utilizing fund shares in fee-based investment products under signed agreement with John Hancock Funds
o fund trustees and other individuals who are affiliated with these or other John Hancock funds
o individuals transferring assets from an employee benefit plan into a John Hancock fund
o participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

Class C shares may be offered without front-end sales charges to various individuals and institutions.

To utilize: if you think you may be eligible for a sales charge waiver, contact Signature Services or consult the SAI (see the back cover of this prospectus).

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1 Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:

  o non-retirement account: $1,000
  o group investments: $250
  o Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month
  o fee-based clients of selling brokers who have placed at least $2 billion in John Hancock funds: $250

3 Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening a trust, corporate or power of attorney accounts. You must notify your financial representative or Signature Services if this information changes. For more details, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.


                                                                 YOUR ACCOUNT 15

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------

               Opening an account               Adding to an account
By check

[Clip Art]     o Make out a check for the       o Make out a check for the
                 investment amount, payable to    investment amount payable to
                 "John Hancock Signature          "John Hancock Signature
                 Services, Inc."                  Services, Inc."

               o Deliver the check and your     o Fill out the detachable
                 completed application to your    investment slip from an
                 financial representative, or     account statement. If no slip
                 mail them to Signature           is available, include a note
                 Services (address below).        specifying the fund name, your
                                                  share class, your account
                                                  number and the name(s) in
                                                  which the account is
                                                  registered.

                                                o Deliver the check and your
                                                  investment slip or note to
                                                  your financial representative,
                                                  or mail them to Signature
                                                  Services (address below).

By exchange

[Clip Art]     o Call your financial            o Log on to www.jhfunds.com to
                 representative or Signature      process exchanges between
                 Services to request an           funds.
                 exchange.
                                                o Call EASI-Line for automated
                                                  service 24 hours a day using
                                                  your touch tone phone at
                                                  1-800-338-8080.

                                                o Call your financial
                                                  representative or Signature
                                                  Services to request an
                                                  exchange.

By wire

[Clip Art]     o Deliver your completed         o Instruct your bank to wire the
                 application to your financial    amount of your investment to:
                 representative, or mail it to      First Signature Bank & Trust
                 Signature Services.                Account # 900000260
                                                    Routing # 211475000
               o Obtain your account number by
                 calling your financial         Specify the fund name, your
                 representative or Signature    share class, your account number
                 Services.                      and the name(s) in which the
                                                account is registered. Your bank
               o Instruct your bank to wire     may charge a fee to wire funds.
                 the amount of your investment
                 to:
                   First Signature Bank & Trust
                   Account # 900000260
                   Routing # 211475000

               Specify the fund name, your
               choice of share class, the new
               account number and the name(s)
               in which the account is
               registered. Your bank may
               charge a fee to wire funds.

By Internet

[Clip Art]     See "By exchange" and "By        o Verify that your bank or
               wire."                             credit union is a member of
                                                  the Automated Clearing House
                                                  (ACH) system.

                                                o Complete the "Bank
                                                  Information" section on your
                                                  account application.

                                                o Log on to www.jhfunds.com to
                                                  initiate purchases using your
                                                  authorized bank account.

By phone

[Clip Art]     See "By exchange" and "By        o Verify that your bank or
               wire."                             credit union is a member of
                                                  the Automated Clearing House
                                                  (ACH) system.

                                                o Complete the "Bank
                                                  Information" section on your
                                                  account application.

                                                o Call EASI-Line for automated
                                                  service 24 hours a day using
                                                  your touch-tone phone at
                                                  1-800-338-8080.

                                                o Call your financial
                                                  representative or Signature
                                                  Services between 8 A.M. and 4
                                                  P.M. Eastern Time on most
                                                  business days.

To open or add to an account using the Monthly Automatic Accumulation Program, see "Additional investor services."

---------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for
instructions and assistance.
---------------------------------------------


16 YOUR ACCOUNT

--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------
              Designed for                    To sell some or all of your shares

By letter

[Clip Art]    o Accounts of any type.         o Write a letter of instruction or
                                                complete a stock power
              o Sales of any amount.            indicating the fund name, your
                                                share class, your account
                                                number, the name(s) in which
                                                the account is registered and
                                                the dollar value or number of
                                                shares you wish to sell.

                                              o Include all signatures and any
                                                additional documents that may be
                                                required (see next page).

                                              o Mail the materials to Signature
                                                Services.

                                              o A check will be mailed to the
                                                name(s) and address in which the
                                                account is registered, or
                                                otherwise according to your
                                                letter of instruction.

By Internet

[Clip Art]    o Most accounts.                o Log on to www.jhfunds.com to
                                                initiate redemptions from your
              o Sales of up to $100,000.        funds.

By phone

[Clip Art]    o Most accounts.                o Call EASI-Line for automated
                                                service 24 hours a day using
              o Sales of up to $100,000.        your touch tone phone at
                                                1-800-338-8080.

                                              o Call your financial
                                                representative or Signature
                                                Services between 8 A.M. and 4
                                                P.M. Eastern Time on most
                                                business days.

By wire or electronic funds transfer (EFT)

[Clip Art]    o Requests by letter to sell    o To verify that the Internet or
                any amount.                     telephone redemption privilege
                                                is in place on an account, or to
              o Requests by Internet or         request the form to add it to an
                phone to sell up to             existing account, call Signature
                $100,000.                       Services.

                                              o Amounts of $1,000 or more will
                                                be wired on the next business
                                                day. A $4 fee will be deducted
                                                from your account.

                                              o Amounts of less than $1,000 may
                                                be sent by EFT or by check.
                                                Funds from EFT transactions are
                                                generally available by the
                                                second business day. Your bank
                                                may charge a fee for this
                                                service.

By exchange

[Clip Art]    o Accounts of any type.         o Obtain a current prospectus for
                                                the fund into which you are
              o Sales of any amount.            exchanging by Internet or by
                                                calling your financial
                                                representative or Signature
                                                Services.

                                              o Log on to www.jhfunds.com to
                                                process exchanges between your
                                                funds.

                                              o Call EASI-Line for automated
                                                service 24 hours a day using
                                                your touch tone phone at
                                                1-800-338-8080.

                                              o Call your financial
                                                representative or Signature
                                                Services to request an
                                                exchange.


                                                                 YOUR ACCOUNT 17

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o your address of record has changed within the past 30 days
o you are selling more than $100,000 worth of shares
o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

--------------------------------------------------------------------------------
Seller                            Requirements for written requests
--------------------------------------------------------------------------------
                                                                      [Clip Art]

Owners of individual, joint or    o Letter of instruction.
UGMA/UTMA accounts (custodial
accounts for minors).             o On the letter, the signatures of all persons
                                    authorized to sign for the account, exactly as the account is registered.

                                  o Signature guarantee if applicable (see
                                    above).

Owners of corporate, sole         o Letter of instruction.
proprietorship, general partner
or association accounts.          o Corporate business/organization resolution,
                                    certified within the past 12 months, or a John Hancock Funds business/organization certification form.

                                  o On the letter and the resolution, the
                                    signature of the person(s) authorized to sign for the account.

                                  o Signature guarantee if applicable (see
                                    above).

Owners or trustees of trust       o Letter of instruction.
accounts.
                                  o On the letter, the signature(s) of the
                                    trustee(s).

                                  o Copy of the trust document certified within
                                    the past 12 months or a John Hancock Funds trust certification form.

                                  o Signature guarantee if applicable (see
                                    above).

Joint tenancy shareholders with   o Letter of instruction signed by surviving
rights of survivorship whose        tenant.
co-tenants are deceased.
                                  o Copy of death certificate.

                                  o Signature guarantee if applicable (see
                                    above).

Executors of shareholder          o Letter of instruction signed by executor.
estates.
                                  o Copy of order appointing executor, certified
                                    within the past 12 months.

                                  o Signature guarantee if applicable (see
                                    above).

Administrators, conservators,     o Call 1-800-225-5291 for instructions.
guardians and other sellers or
account types not listed above.


To sell shares through a systematic withdrawal plan, see "Additional investor services."

---------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for
instructions and assistance.
---------------------------------------------


18 YOUR ACCOUNT

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value (NAV) per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time). The funds use market prices in valuing portfolio securities, but may use fair-value estimates if reliable market prices are unavailable.

Buy and sell prices When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com, or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical. Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. However, if the new fund's CDSC rate is higher, then the rate will increase. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate.

To protect the interests of other investors in the fund, a fund may cancel the exchange privileges of any parties who, in the opinion of the fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. A fund may also refuse any exchange order. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

Certificated shares The funds no longer issue share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Eligibility by state You may only invest in, or exchange into, fund shares legally available in your state.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance
o after any changes of name or address of the registered owner(s)
o in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The funds generally declare dividends daily and pay them monthly. Capital gains, if any, are distributed annually, typically after the end of a fund's fiscal year. Most of these funds' dividends are income dividends. Your dividends begin accruing the day after payment is received by the fund and continue through the day your shares are actually sold.

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of more than $10 mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your


                                                                 YOUR ACCOUNT 19
dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.


Taxability of dividends Each fund intends to meet certain federal tax requirements so that distributions of the tax-exempt interest it earns may be treated as "exempt-interest dividends." However, any portion of exempt-interest dividends attributable to interest on private activity bonds may increase certain shareholders' alternative minimum tax.


Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Taxable dividends paid in January may be taxable as if they had been paid the previous December.

The state tax-free income funds intend to comply with certain state tax requirements so that their income dividends will generally be exempt from state and local personal income taxes in the applicable state. Dividends of the other tax-free income funds are generally not exempt from state and local income taxes.

The tax information that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, Signature Services may charge you $10 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason, and your account will not be closed if its drop in value is due to fund performance or the effects of sales charges.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

o Complete the appropriate parts of your account application.
o If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

o Make sure you have at least $5,000 worth of shares in your account.
o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).
o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.
o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.
o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans John Hancock Funds offers a range of retirement plans, including traditional, Roth and Education IRAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $250 or, for some group plans, no minimum investment at all. Because of certain tax implications, tax-free income funds are not appropriate investments for quali-fied retirement plans. To find out more, call Signature Services at 1-800-225-5291.


20 YOUR ACCOUNT

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the John Hancock tax-free income funds. Each fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.

Management fees The management fees paid to the investment adviser by the John Hancock tax-free income funds last fiscal year are as follows:

--------------------------------------------------------------------------------
Fund                                                             % of net assets
--------------------------------------------------------------------------------

California Tax-Free Income Fund                                  0.53%
High Yield Municipal Bond Fund                                   0.60%
Massachusetts Tax-Free Income Fund                               0.42%
New York Tax-Free Income Fund                                    0.41%
Tax-Free Bond Fund                                               0.54%

                                  ------------
                                  Shareholders
                                  ------------

                        ---------------------------------
  Distribution and        Financial services firms and
shareholder services          their representatives

                         Advise current and prospective
                           shareholders on their fund
                        investments, often in the context
                          of an overall financial plan.
                        ----------------------------------

                 ---------------------------------------------
                             Principal distributor

                            John Hancock Funds, LLC

                    Markets the fund and distributes shares
                       through selling brokers, financial
                 planners and other financial representatives.
                 ---------------------------------------------

                 ---------------------------------------------
                                 Transfer agent

                     John Hancock Signature Services, Inc.

                    Handles shareholder services, including
                  record-keeping and statements, distribution
                     of dividends and processing of buy and
                                 sell requests.
                 ---------------------------------------------

                 ---------------------------------------------
                               Investment adviser                        Asset
                                                                      management
                           John Hancock Advisers, LLC
                              101 Huntington Avenue
                             Boston, MA 02199-7603

                        Manages the fund's business and
                             investment activities.
                 ---------------------------------------------

                 ---------------------------------------------
                                   Custodian

                              The Bank of New York
                                One Wall Street
                               New York, NY 10286

                      Holds the fund's assets, settles all
                     portfolio trades and collects most of
                        the valuation data required for
                          calculating the fund's NAV.
                 ---------------------------------------------

                 ---------------------------------------------
                                    Trustees

                         Oversee the fund's activities.
                 ---------------------------------------------


                                                                 FUND DETAILS 21

--------------------------------------------------------------------------------
MANAGEMENT BIOGRAPHIES

Below is an alphabetical list of the portfolio managers for the John Hancock tax-free income funds. It is a brief summary of their business careers over the past five years.


Cynthia M. Brown
-------------------------------------
Joined John Hancock Advisers in 2000
Began business career in 1984


Barry H. Evans, CFA
-------------------------------------
Joined John Hancock Advisers in 1986
Senior vice president
Began business career in 1986

Dianne Sales, CFA
-------------------------------------
Joined John Hancock Advisers in 1989
Vice president
Began business career in 1984


22 FUND DETAILS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's share classes, including total return information showing how much an investment in the fund has increased or decreased each year.

California Tax-Free Income Fund

Figures audited by Ernst & Young LLP.

CLASS A SHARES  PERIOD ENDED:                                            8-31-97      8-31-98      8-31-99      8-31-00      8-31-01
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                     $10.36       $10.77       $11.19       $10.65       $10.69
Net investment income(1)                                                   0.57         0.56         0.56         0.56         0.54
Net realized and unrealized gain (loss) on investments                     0.41         0.42        (0.54)        0.04         0.42
Total from investment operations                                           0.98         0.98         0.02         0.60         0.96
Less distributions
From net investment income                                                (0.57)       (0.56)       (0.56)       (0.56)       (0.54)
Net asset value, end of period                                           $10.77       $11.19       $10.65       $10.69       $11.11
Total return(2,3) (%)                                                      9.71         9.32         0.11         5.93         9.26
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                    $291         $300         $307         $306         $331
Ratio of expenses to average net assets (%)                                0.75         0.75         0.75         0.75         0.80
Ratio of adjusted expenses to average net assets(4) (%)                    0.82         0.83         0.82         0.84         0.82
Ratio of net investment income to average net assets (%)                   5.42         5.05         5.06         5.39         5.01
Portfolio turnover (%)                                                       15           10            3           11           14

CLASS B SHARES  PERIOD ENDED:                                            8-31-97      8-31-98     8-31-99       8-31-00      8-31-01
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                     $10.36       $10.77       $11.19       $10.65       $10.69
Net investment income(1)                                                   0.49         0.47         0.48         0.48         0.46
Net realized and unrealized gain (loss) on investments                     0.41         0.42        (0.54)        0.04         0.42
Total from investment operations                                           0.90         0.89        (0.06)        0.52         0.88
Less distributions
From net investment income                                                (0.49)       (0.47)       (0.48)       (0.48)       (0.46)
Net asset value, end of period                                           $10.77       $11.19       $10.65       $10.69       $11.11
Total return(2,3) (%)                                                      8.88         8.50        (0.63)        5.14         8.45
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                     $89          $99          $99          $81          $80
Ratio of expenses to average net assets (%)                                1.50         1.50         1.50         1.50         1.55
Ratio of adjusted expenses to average net assets(4) (%)                    1.57         1.58         1.67         1.69         1.67
Ratio of net investment income to average net assets (%)                   4.66         4.29         4.31         4.64         4.26
Portfolio turnover (%)                                                       15           10            3           11           14


                                                                 FUND DETAILS 23

California Tax-Free Income Fund continued

CLASS C SHARES  PERIOD ENDED:                                                                     8-31-99(5)    8-31-00      8-31-01
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                               $11.14       $10.65       $10.69
Net investment income(1)                                                                             0.18         0.47         0.45
Net realized and unrealized gain (loss) on investments                                              (0.49)        0.04         0.42
Total from investment operations                                                                    (0.31)        0.51         0.87
Less distributions
From net investment income                                                                          (0.18)       (0.47)       (0.45)
Net asset value, end of period                                                                     $10.65       $10.69       $11.11
Total return(2,3) (%)                                                                               (2.77)(6)     5.03         8.34
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                                $1           $3           $4
Ratio of expenses to average net assets (%)                                                          1.60(7)      1.60         1.65
Ratio of adjusted expenses to average net assets(4) (%)                                              1.67(7)      1.69         1.67
Ratio of net investment income to average net assets (%)                                             4.20(7)      4.54         4.16
Portfolio turnover (%)                                                                                  3           11           14

(1) Based on the average of the shares outstanding at the end of each month.
(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(3) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(4) Does not take into consideration expense reductions during the periods shown.
(5) Class C shares began operations on 4-1-99.
(6) Not annualized.
(7) Annualized.

================================================================================

The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for Class A for the periods or years ended August 31, 1997, 1998, 1999, 2000 and 2001 would have been 9.64%, 9.26%,
0.04%, 5.84% and 9.24%, respectively. For Class B, the returns for the periods or years ended August 31, 1997, 1998, 1999, 2000 and 2001 would have been 8.81%, 8.44%, (0.80%), 4.95% and 8.33%, respectively. For Class C, the returns for the periods or years ended August 31, 1999, 2000 and 2001 would have been (2.80%), 4.94% and 8.32%, respectively.


24 FUND DETAILS

High Yield Municipal Bond Fund

Figures audited by Ernst & Young LLP.

CLASS A SHARES  PERIOD ENDED:                                          8-31-97      8-31-98      8-31-99      8-31-00      8-31-01
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $9.16        $9.34        $9.65        $9.03        $8.60
Net investment income(1)                                                 0.56         0.54         0.53         0.53         0.52
Net realized and unrealized gain (loss) on investments                   0.18         0.31        (0.62)       (0.43)        0.22
Total from investment operations                                         0.74         0.85        (0.09)        0.10         0.74
Less distributions
From net investment income                                              (0.56)       (0.54)       (0.53)       (0.53)       (0.52)
Net asset value, end of period                                          $9.34        $9.65        $9.03        $8.60        $8.82
Total return(2) (%)                                                      8.29         9.34        (0.98)(3)     1.24(3)      8.88(3)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                   $32          $41          $49          $47          $59
Ratio of expenses to average net assets (%)                              1.06         1.00         0.98         1.05         1.05
Ratio of adjusted expenses to average net assets(4) (%)                    --           --         1.00         1.08         1.08
Ratio of net investment income to average net assets (%)                 6.00         5.66         5.65         6.08         6.00
Portfolio turnover (%)                                                     51           35           39           31           49

CLASS B SHARES  PERIOD ENDED:                                          8-31-97      8-31-98      8-31-99     8-31-00       8-31-01
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $9.16        $9.34        $9.65        $9.03        $8.60
Net investment income(1)                                                 0.49         0.47         0.47         0.46         0.46
Net realized and unrealized gain (loss) on investments                   0.18         0.31        (0.62)       (0.43)        0.22
Total from investment operations                                         0.67         0.78        (0.15)        0.03         0.68
Less distributions
From net investment income                                              (0.49)       (0.47)       (0.47)       (0.46)       (0.46)
Net asset value, end of period                                          $9.34        $9.65        $9.03        $8.60        $8.82
Total return(2) (%)                                                      7.51         8.53        (1.69)(3)     0.49(3)      8.12(3)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                  $139         $131         $113          $81          $65
Ratio of expenses to average net assets (%)                              1.81         1.75         1.71         1.79         1.76
Ratio of adjusted expenses to average net assets(4) (%)                    --           --         1.73         1.82         1.79
Ratio of net investment income to average net assets (%)                 5.28         4.92         4.93         5.34         5.30
Portfolio turnover (%)                                                     51           35           39           31           49


                                                                 FUND DETAILS 25

High Yield Municipal Bond Fund continued

CLASS C SHARES  PERIOD ENDED:                                                                     8-31-99(5)    8-31-00      8-31-01
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                $9.47        $9.03        $8.60
Net investment income(1)                                                                             0.18         0.46         0.45
Net realized and unrealized gain (loss) on investments                                              (0.44)       (0.43)        0.22
Total from investment operations                                                                    (0.26)        0.03         0.67
Less distributions
From net investment income                                                                          (0.18)       (0.46)       (0.45)
Net asset value, end of period                                                                      $9.03        $8.60        $8.82
Total return(2,3) (%)                                                                               (2.70)(6)     0.48         8.07
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                                --(7)        $1           $2
Ratio of expenses to average net assets (%)                                                          1.74(8)      1.80         1.80
Ratio of adjusted expenses to average net assets(4) (%)                                              1.76(8)      1.83         1.83
Ratio of net investment income to average net assets (%)                                             4.84(8)      5.33         5.25
Portfolio turnover (%)                                                                                 39           31           49

(1) Based on the average of the shares outstanding at the end of each month.
(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(3) The total returns would have been lower had certain expenses not been reduced during the periods shown.
(4) Does not take into consideration expense reductions during the periods shown.
(5) Class C shares began operations on 4-1-99.
(6) Not annualized.
(7) Less than $500,000.
(8) Annualized.

================================================================================

The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for Class A for the periods or years ended August 31, 1999, 2000 and 2001 would have been (1.00%), 1.21% and 8.04%, respectively, and for Class B would have been (1.71%), 0.46% and 8.09%, respectively, and for Class C would have been (2.71%), 0.45% and 8.04%, respectively.


26 FUND DETAILS

Massachusetts Tax-Free Income Fund

Figures audited by PricewaterhouseCoopers LLP.

CLASS A SHARES  PERIOD ENDED:                                          8-31-97      8-31-98      8-31-99      8-31-00       8-31-01
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $11.66       $12.12       $12.60       $11.85       $11.80
Net investment income                                                    0.66         0.66(1)      0.64(1)      0.64(1)      0.59(1)
Net realized and unrealized gain (loss) on investments                   0.46         0.48        (0.75)       (0.05)        0.61
Total from investment operations                                         1.12         1.14        (0.11)        0.59         1.20
Less distributions
From net investment income                                              (0.66)       (0.66)       (0.64)       (0.64)       (0.59)
Net asset value, end of period                                         $12.12       $12.60       $11.85       $11.80       $12.41
Total return(2,3) (%)                                                    9.85         9.66        (0.96)        5.16        10.44
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                   $54          $58          $58          $60          $63
Ratio of expenses to average net assets (%)                              0.70         0.70         0.70         0.77         0.97
Ratio of adjusted expenses to average net assets(4) (%)                  1.11         1.10         1.05         1.09         1.05
Ratio of net investment income to average net assets (%)                 5.59         5.28         5.16         5.54         4.90
Portfolio turnover (%)                                                     12            6            6           19           17

CLASS B SHARES  PERIOD ENDED:                                         8-31-97(5)    8-31-98      8-31-99      8-31-00       8-31-01
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $11.84       $12.12       $12.60       $11.85       $11.80
Net investment income                                                    0.54         0.57(1)      0.55(1)      0.56(1)      0.51(1)
Net realized and unrealized gain (loss) on investments                   0.28         0.48        (0.75)       (0.05)        0.61
Total from investment operations                                         0.82         1.05        (0.20)        0.51         1.12
Less distributions
From net investment income                                              (0.54)       (0.57)       (0.55)       (0.56)       (0.51)
Net asset value, end of period                                         $12.12       $12.60       $11.85       $11.80       $12.41
Total return(2,3) (%)                                                    7.08(6)      8.89        (1.66)        4.43         9.67
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                    $2           $6          $13          $14          $19
Ratio of expenses to average net assets (%)                              1.40(7)      1.40         1.40         1.47         1.67
Ratio of adjusted expenses to average net assets(4) (%)                  1.81(7)      1.80         1.75         1.79         1.75
Ratio of net investment income to average net assets (%)                 4.82(7)      4.58         4.46         4.84         4.20
Portfolio turnover (%)                                                     12            6            6           19           17


                                                                 FUND DETAILS 27

Massachusetts Tax-Free Income Fund continued

CLASS C SHARES  PERIOD ENDED:                                                                     8-31-99(5)    8-31-00      8-31-01
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                               $12.46       $11.85       $11.80
Net investment income(1)                                                                             0.21         0.56         0.51
Net realized and unrealized gain (loss) on investments                                              (0.61)       (0.05)        0.61
Total from investment operations                                                                    (0.40)        0.51         1.12
Less distributions
From net investment income                                                                          (0.21)       (0.56)       (0.51)
Net asset value, end of period                                                                     $11.85       $11.80       $12.41
Total return(2,3) (%)                                                                               (3.23)(6)     4.43         9.67
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                                --(8)        $1           $2
Ratio of expenses to average net assets (%)                                                          1.40(7)      1.47         1.67
Ratio of adjusted expenses to average net assets(4) (%)                                              1.75(7)      1.79         1.75
Ratio of net investment income to average net assets (%)                                             4.30(7)      4.84         4.20
Portfolio turnover (%)                                                                                  6           19           17

(1) Based on the average of the shares outstanding at the end of each month.
(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(3) The total returns would have been lower had certain expenses not been reduced during the periods shown.
(4) Does not take into consideration expense reductions during the periods shown.
(5) Class B and Class C shares began operations on 10-3-96 and 4-1-99, respectively.
(6) Not annualized.
(7) Annualized.
(8) Less than $500,000.

================================================================================

The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for Class A for the periods or years ended August 31, 1997, 1998, 1999, 2000 and 2001 would have been 9.45%, 9.27%,
(1.31%), 4.84% and 10.36%, respectively. For Class B, the returns for the periods or years ended August 31, 1997, 1998, 1999, 2000 and 2001 would have been 6.72%, 8.50%, (2.01%), 4.11% and 9.59%, respectively. For Class C, the returns for the periods or years ended August 31, 1999, 2000 and 2001 would have been (3.38%), 4.11% and 9.59%, respectively.


28 FUND DETAILS

New York Tax-Free Income Fund

Figures audited by PricewaterhouseCoopers LLP.

CLASS A SHARES  PERIOD ENDED:                                          8-31-97      8-31-98      8-31-99      8-31-00       8-31-01
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $11.83       $12.25       $12.62       $11.76       $11.82
Net investment income                                                    0.67         0.66(1)      0.63(1)      0.61(1)      0.58(1)
Net realized and unrealized gain (loss) on investments                   0.42         0.37        (0.75)        0.06         0.75
Total from investment operations                                         1.09         1.03        (0.12)        0.67         1.33
Less distributions
From net investment income                                              (0.67)       (0.66)       (0.63)       (0.61)       (0.58)
From realized gain                                                         --           --        (0.11)          --           --
In excess of realized gain                                                 --           --           --(2)        --           --
                                                                        (0.67)       (0.66)       (0.74)       (0.61)       (0.58)
Net asset value, end of period                                         $12.25       $12.62       $11.76       $11.82       $12.57
Total return(3,4) (%)                                                    9.48         8.64        (1.08)        5.95        11.54
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                   $54          $52          $48          $43          $48
Ratio of expenses to average net assets (%)                              0.70         0.70         0.70         0.77         0.97
Ratio of adjusted expenses to average net assets(5) (%)                  1.11         1.10         1.08         1.13         1.12
Ratio of net investment income to average net assets (%)                 5.61         5.26         5.06         5.28         4.77
Portfolio turnover (%)                                                     46           46           58           63           54

CLASS B SHARES  PERIOD ENDED:                                          8-31-97(6)   8-31-98      8-31-99      8-31-00       8-31-01
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $11.99       $12.25       $12.62       $11.76       $11.82
Net investment income                                                    0.54         0.57(1)      0.54(1)      0.53(1)      0.49(1)
Net realized and unrealized gain (loss) on investments                   0.26         0.37        (0.75)        0.06         0.75
Total from investment operations                                         0.80         0.94        (0.21)        0.59         1.24
Less distributions
From net investment income                                              (0.54)       (0.57)       (0.54)       (0.53)       (0.49)
From realized gain                                                         --           --        (0.11)          --           --
In excess of realized gain                                                 --           --           --(2)        --           --
                                                                        (0.54)       (0.57)       (0.65)       (0.53)       (0.49)
Net asset value, end of period                                         $12.25       $12.62       $11.76       $11.82       $12.57
Total return(3,4) (%)                                                    6.82(7)      7.88        (1.77)        5.21        10.76
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                    $2           $6           $8           $8          $17
Ratio of expenses to average net assets (%)                              1.40(8)      1.40         1.40         1.47         1.67
Ratio of adjusted expenses to average net assets(5) (%)                  1.81(8)      1.80         1.78         1.83         1.82
Ratio of net investment income to average net assets (%)                 4.79(8)      4.56         4.36         4.58         4.07
Portfolio turnover (%)                                                     46           46           58           63           54


                                                                 FUND DETAILS 29

New York Tax-Free Income Fund continued

CLASS C SHARES  PERIOD ENDED:                                                                     8-31-99(6)    8-31-00      8-31-01
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                               $12.39       $11.76       $11.82
Net investment income(1)                                                                             0.22         0.53         0.50
Net realized and unrealized gain (loss) on investments                                              (0.63)        0.06         0.75
Total from investment operations                                                                    (0.41)        0.59         1.25
Less distributions
From net investment income                                                                          (0.22)       (0.53)       (0.50)
Net asset value, end of period                                                                     $11.76       $11.82       $12.57
Total return(3,4) (%)                                                                               (3.24)(7)     5.21        10.77
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                                --(9)        --(9)        $1
Ratio of expenses to average net assets (%)                                                          1.40(8)      1.47         1.67
Ratio of adjusted expenses to average net assets(5) (%)                                              1.78(8)      1.83         1.82
Ratio of net investment income to average net assets (%)                                             4.23(8)      4.58         4.07
Portfolio turnover (%)                                                                                 58           63           54

(1) Based on the average of the shares outstanding at the end of each month.
(2) Less than $0.01 per share.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) The total returns would have been lower had certain expenses not been reduced during the periods shown.
(5) Does not take into consideration expense reductions during the periods shown.
(6) Class B and Class C shares began operations on 10-3-96 and 4-1-99, respectively.
(7) Not annualized.
(8) Annualized.
(9) Less than $500,000.

================================================================================

The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for Class A for the periods or years ended August 31, 1997, 1998, 1999, 2000 and 2001 would have been 9.08%, 8.24%,
(1.46%), 5.59% and 11.39%, respectively. For Class B the returns for the periods or years ended August 31, 1997, 1998, 1999, 2000 and 2001 would have been 6.46%, 7.48%, (2.15%), 4.85% and 10.61%, respectively. For Class C, the returns for the periods or years ended August 31, 1999, 2000 and 2001 would have been (3.40%), 4.85% and 10.62%, respectively.


30 FUND DETAILS

Tax-Free Bond Fund

Figures audited by Ernst & Young LLP.

CLASS A SHARES  PERIOD ENDED:                                          8-31-97      8-31-98      8-31-99      8-31-00       8-31-01
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $10.27       $10.63       $11.01       $10.36       $10.30
Net investment income                                                    0.59         0.56(1)      0.56(1)      0.56(1)      0.54(1)
Net realized and unrealized gain (loss) on investments                   0.36         0.38        (0.65)       (0.06)        0.44
Total from investment operations                                         0.95         0.94        (0.09)        0.50         0.98
Less distributions
From net investment income                                              (0.59)       (0.56)       (0.56)       (0.56)       (0.54)
From net realized gain                                                     --           --           --        --(2)        (0.02)
                                                                        (0.59)       (0.56)       (0.56)       (0.56)       (0.56)
Net asset value, end of period                                         $10.63       $11.01       $10.36       $10.30       $10.72
Total return(3,4) (%)                                                    9.44         9.08        (0.93)        5.09         9.89
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                  $590         $601         $565         $522         $548
Ratio of expenses to average net assets (%)                              0.85         0.85         0.85         0.85         0.86
Ratio of adjusted expenses to average net assets(5) (%)                  0.91         0.87         0.96         1.00         0.98
Ratio of net investment income to average net assets (%)                 5.61         5.16         5.14         5.53         5.22
Portfolio turnover (%)                                                     46(6)        24           13           12           24

CLASS B SHARES  PERIOD ENDED:                                          8-31-97      8-31-98      8-31-99      8-31-00       8-31-01
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $10.27       $10.63       $11.01       $10.36       $10.30
Net investment income                                                    0.51         0.48(1)      0.48(1)      0.48(1)      0.47(1)
Net realized and unrealized gain (loss) on investments                   0.36         0.38        (0.65)       (0.06)        0.44
Total from investment operations                                         0.87         0.86        (0.17)        0.42         0.91
Less distributions
From net investment income                                              (0.51)       (0.48)       (0.48)       (0.48)       (0.47)
From net realized gain                                                     --           --           --        --(2)        (0.02)
                                                                        (0.51)       (0.48)       (0.48)       (0.48)       (0.49)
Net asset value, end of period                                         $10.63       $11.01       $10.36       $10.30       $10.72
Total return(3,4) (%)                                                    8.63         8.27        (1.67)        4.31         9.07
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                  $205         $184         $144          $97          $85
Ratio of expenses to average net assets (%)                              1.60         1.60         1.60         1.60         1.61
Ratio of adjusted expenses to average net assets(5) (%)                  1.66         1.62         1.71         1.75         1.73
Ratio of net investment income to average net assets (%)                 4.85         4.41         4.39         4.78         4.47
Portfolio turnover (%)                                                     46(6)        24           13           12           24


                                                                 FUND DETAILS 31

Tax-Free Bond Fund continued

CLASS C SHARES  PERIOD ENDED:                                                                     8-31-99(7)    8-31-00      8-31-01
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                               $10.86       $10.36       $10.30
Net investment income(1)                                                                             0.19         0.47         0.45
Net realized and unrealized gain (loss) on investments                                              (0.50)       (0.06)        0.44
Total from investment operations                                                                    (0.31)        0.41         0.89
Less distributions
From net investment income                                                                          (0.19)       (0.47)       (0.45)
From net realized gain                                                                                 --           --(2)     (0.02)
                                                                                                    (0.19)       (0.47)       (0.47)
Net asset value, end of period                                                                     $10.36       $10.30       $10.72
Total return(3,4) (%)                                                                               (2.86)(8)     4.19         8.96
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                                --(9)        $1           $3
Ratio of expenses to average net assets (%)                                                          1.70(10)     1.70         1.71
Ratio of adjusted expenses to average net assets(5) (%)                                              1.71(10)     1.75         1.73
Ratio of net investment income to average net assets (%)                                             4.29(10)     4.60         4.37
Portfolio turnover (%)                                                                                 13           12           24

(1)  Based on the average of the shares outstanding at the end of each month.
(2)  Less than $0.01 per share.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) The total returns would have been lower had certain expenses not been reduced during the periods shown.
(5) Does not take into consideration expense reductions during the periods shown.
(6)  Portfolio turnover excludes merger activity.
(7)  Class C shares began operations on 4-1-99.
(8)  Not annualized.
(9)  Less than $500,000.
(10) Annualized.

================================================================================

The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for Class A for the periods or years ended August 31, 1997, 1998, 1999, 2000 and 2001 would have been 9.38%, 9.06%,
(1.04%), 4.94% and 9.74%, respectively. For Class B, the returns for the periods or years ended August 31, 1997, 1998, 1999, 2000 and 2001 would have been 8.57%, 8.25%, (1.78%), 4.16% and 8.95%, respectively. For Class C, the returns for the periods or years ended August 31, 1999, 2000 and 2001 would have been (2.86%), 4.14% and 8.94%, respectively.


32 FUND DETAILS

For more information

Two documents are available that offer further information on John Hancock tax-free income funds:

Annual/Semiannual Report to Shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the funds. The current annual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

By phone: 1-800-225-5291

By EASI-Line: 1-800-338-8080

By TDD: 1-800-554-6713

On the Internet: www.jhfunds.com

Or you may view or obtain these documents from the SEC:

In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-942-8090

By mail:
Public Reference Section Securities and Exchange
Commission Washington, DC 20549-0102
(duplicating fee required)

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

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